INTANGIBLES, NET (Details Narrative) - Titan Trucking LLC [Member] - USD ($)		12 Months Ended
	Dec. 09, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Amortization expense		$ 68,750
Note payable in exchange for intangible asset purchase		170,000
Member contributions in exchange for intangible asset purchase		$ 517,500
Purchase Agreement [Member] | WTI Global Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Payments for intangible assets	$ 687,500
Note payable in exchange for intangible asset purchase	170,000
Member contributions in exchange for intangible asset purchase	$ 517,500